Financial Liabilities - Summary of Financial Liabilities (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Current
Short-term borrowings	₩ 394,906		₩ 696,793
Current portion of long-term borrowings and bonds	2,705,709		1,242,904
Derivatives	58,875
Lease liabilities	35,534		37,387
Current financial liabilities	3,195,024		1,977,084
Non-current
Bonds	1,948,541		2,741,516
Derivatives	108,750		20,592
Lease liabilities	47,897		51,125
Non-current financial liabilities	11,124,846		11,612,910
Won [member]
Current
Short-term borrowings	394,906		696,793
Current portion of long-term borrowings and bonds	837,560		638,048
Non-current
Non-current financial liabilities	2,435,000		2,692,560
Bonds	978,406		1,426,894
Foreign currencies [member]
Current
Short-term borrowings		$ 363		$ 353	¥ 1,737
Non-current
Non-current financial liabilities	6,584,658		6,107,117
Bonds	₩ 108,460		₩ 456,237